LAW DEPARTMENT

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1300 SOUTH CLINTON STREET

FORT WAYNE, IN 46802

MARY JO ARDINGTON

VICE PRESIDENT

AND ASSOCIATE GENERAL COUNSEL

Phone: 260-455-3917

MaryJo.Ardington@LFG.com

VIA EDGAR

February 22, 2017

Securities and Exchange Commission

100 F Street NE

Washington, D.C.  20549

Re:                             Post-Effective Amendment No. 32 to the Registration Statement

on Form N-4 for Lincoln New York Account N for Variable Annuities of

Lincoln Life & Annuity Company of New York (File No. 333-145531)

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the “Company”) and Lincoln New York Account N for Variable Annuities (the “Account”), we are transmitting for filing under Rule 485(a) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 32 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 392 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is being to make certain changes to the contracts sold as part of a fee-based financial plan under this registration statement.

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,

Mary Jo Ardington